Fair Value of Derivative Instruments and Location in the Balance Sheets (Detail) - Foreign Exchange Forward And Option Contracts [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives
Derivative instruments, liabilities derivatives	5	$ 101
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives
Derivative instruments, liabilities derivatives	0	91
Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives
Derivative instruments, liabilities derivatives	$ 5	$ 10